NT 10-Q 1 edgetechnt10q031707.htm LATE FILING NOTICE FOR EDGETECH

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 12b-25


                          NOTIFICATION OF LATE FILING
(Check One): __Form 10-K __   Form 20-F __Form 11-K _X_Form 10-Q
__Form N-SAR

For Period Ended: October, 31 2007
|_| Transition Report on Form 10-K
|_| Transition Report on Form 20-F
|_| Transition Report on Form 11-K
|_| Transition Report on Form 10-Q
|_| Transition Report on Form N-SAR


PART I -- REGISTRANT INFORMATION
Inova Technology, Inc.
----------------------
Full Name of Registrant

Edgetech Services, Inc.
-----------------------
Former Name if Applicable
233 Wilshire Blvd, Suite 400,
Address of Principal Executive Office (Street and Number)

Santa Monica, CA 90401
----------------------
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

          (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
          (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar
X day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
          (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE
The Registrant will not file the 10Q filing on the due date of December 15. The Registrant expects that the 10Q filing will be complete and filed on or before the amended due date of December 28, 2007.

PART IV-- OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification


         Adam Radly              310                      800 757-9808
           (Name)            (Area Code)                (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). _X_ Yes __No
-----------------------------------------------------------------------
(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? __Yes _X_ No

                              Inova Technology Inc.
                             ----------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  12/14/07
                                              By   /s/ Adam Radly, CEO

                                              Adam Radly, CEO